Disclosures on reserves in Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 29, 2020	May 19, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 23, 2020	Dec. 31, 2018
Disclosure of Disclosures on equity [Line Items]
Dividend payable per share					$ 1.05668
interim dividend per share		$ 0.17092
Provisional dividend paid, Per share				$ 0.80254
Maximum Threshold Percentage Of Issued Capital For Issuance Of Series B shares				50.00%
Minimum Percentage Required TO Call Ordinary Or Extraordinary Meeting			5.00%
Number Of Consecutive Limitation Period Of Series B shares			50 years
Contractual capital commitments			$ 0
Special dividend per share	0.37994
Series A preferred shares [Member]
Disclosure of Disclosures on equity [Line Items]
Number of shares issued and fully paid			142,819,552	142,819,552		142,819,552
Series B preferred shares [Member]
Disclosure of Disclosures on equity [Line Items]
Number of shares issued and fully paid			120,376,972	120,376,972		120,376,972
Bottom of range [member]
Disclosure of Disclosures on equity [Line Items]
Cash dividend rate			30.00%